Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income	$ 2,020,000	$ 7,863,000
Depreciation expense	530,000	437,000
Stock-based compensation expense	225,000	511,000
Net cash (used in) provided by operating activities	73,130,000	(12,238,000)
Investing Activities
Net cash used in investing activities	25,933,000	(218,007,000)
Dividends paid	(1,154,000)	(1,018,000)
Proceeds from the issuance of Subordinate Debt	13,742,000	0
Proceeds from the reissuance of treasury stock under 401(k) Plan	289,000	100,000
Contribution of shares to ESOP	150,000	0
Proceeds from issuance unallocated shares from authorized shares	1,645,000	2,383,000
Purchase of treasury stock	(433,000)	(49,000)
Proceeds from the exercise of stock options	932,000	261,000
Net cash provided by (used in) financing activities	(40,829,000)	223,433,000
Net Increase (Decrease) in Cash and Cash Equivalents	58,234,000	(6,812,000)
Cash and Cash Equivalents – Beginning of Year	3,893,000	10,705,000
Cash and Cash Equivalents – End of Year	62,127,000	3,893,000
Parent Company [Member]
Net Income	2,020,000	7,863,000
Undistributed net income in subsidiary	(3,380,000)	(8,207,000)
Depreciation expense	50,000	53,000
Amortization of subordinated debt issuance costs	249,000	34,000
Stock-based compensation expense	225,000	511,000
Decrease (increase) in other assets	313,000
Net cash (used in) provided by operating activities	(523,000)	192,000
Investing Activities
Investment in Quaint Oak Bank	(13,500,000)	0
Purchase of property and equipment	(6,000)	(12,000)
Net cash used in investing activities	(13,506,000)	(12,000)
Dividends paid	(1,154,000)	(1,018,000)
Proceeds from the issuance of Subordinate Debt	13,742,000	0
Additional Paid-in Capital	0	(2,250,000)
Contribution of shares to ESOP	150,000	0
Proceeds from issuance unallocated shares from authorized shares	1,645,000	0
Purchase of treasury stock	(433,000)	(49,000)
Proceeds from the exercise of stock options	932,000	262,000
Net cash provided by (used in) financing activities	15,181,000	(572,000)
Net Increase (Decrease) in Cash and Cash Equivalents	1,152,000	(392,000)
Cash and Cash Equivalents – Beginning of Year	284,000	676,000
Cash and Cash Equivalents – End of Year	1,436,000	284,000
Parent Company [Member] | The 401(k) Plan [Member]
Investing Activities
Proceeds from the reissuance of treasury stock under 401(k) Plan	$ 289,000	100,000
Parent Company [Member] | Stock for Capital Raise [Member]
Investing Activities
Proceeds from the reissuance of treasury stock under 401(k) Plan		$ 2,383,000